SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, consolidation of the VIEs, purchase price allocation relating to business acquisitions, valuation allowance for deferred tax assets, useful lives of property, plant and equipment and intangible assets, impairment of long-lived assets, goodwill and long term investments, and incremental borrowing rate for leases. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and kindergartens. All profits, transactions and balances among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and kindergartens have been eliminated upon consolidation.

Foreign currency translation

Foreign currency translation

The Company’s functional currency is the United States dollar. The functional currency of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries and kindergartens in the PRC is the Chinese Renminbi (“RMB”). The functional currency of the Company’s subsidiaries in Singapore is the Singapore dollar (“SGD$”).

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in shareholders' equity and consolidated statements of comprehensive loss (income).

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Monetary assets and liabilities denominated in currencies other than the functional currencies are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. Exchange gains and losses are recognized in the consolidated statements of operations.

Business Combinations

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks, on hand, which have original maturities of three months or less when purchased and are readily convertible into known amounts of cash. The carrying value of cash equivalents approximates fair value.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Restricted cash

Restricted cash

Restricted cash represents RMB deposits in restricted bank accounts for operating kindergartens as required by certain local regulations. The deposits in restricted bank accounts cannot be withdrawn until these kindergartens are closed. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement.

Inventories

Inventories

Inventories, mainly consisting of educational toys, teaching aids, and textbooks, are stated at the lower of cost or net realized value. Cost is determined using the weighted average method. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumption of the inventories.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Fair value - continued

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, available-for-sale securities, accounts receivable, other receivables, current and non-current loan receivables, amounts due from related parties, current portion of long-term debt, amount due to related parties and other payables. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable, other receivable, current loan receivables, amounts due from related parties, current portion of long-term debt, amount due to related parties and other payable approximate their fair values due to the short-term maturities of these instruments. Available-for-sale securities are carried at fair value. The carrying amount of non-current loan receivables approximates fair value as its interest rates are at the same level of current market yield for comparable loans.

Allowance for doubtful accounts

Allowance for doubtful accounts

Prior to January 1, 2020, an allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. Receivable balances are written off when the Group determines that the balance is uncollectible.

On January 1, 2020, the Group adopted ASC 326 Financial Instruments – Credit Losses (“ASC 326”) using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit. Upon adoption, the Group changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost, including accounts receivable, loans receivables, government subsidy receivables, receivables from the disposal of subsidiaries, receivables from third party payment platform, deposit and other receivables. The Group recorded an increase to opening accumulated deficit of $412 as of January 1, 2020 due to the cumulative impact of adopting ASC 326.

Management used an expected credit loss model for the impairment of financial instruments mentioned above as of period ends.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Allowance for doubtful accounts - continued

For the allowance of the accounts receivable, management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance for credit loss, when receivables are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.

For the allowance of the financial instruments other than accounts receivable and loan receivables, the Group has identified the relevant risk characteristics which include size, type of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately.

Loan receivables

Loan receivables

Loan receivables are recorded at unpaid principal balances, net of unearned interest income.

Prior to January 1, 2020, allowance is recorded to reflect the Group’s best estimate of the amounts that may not be collected.

On January 1, 2020, upon adoption of ASC 326 starting from January 1, 2020, the Group establishes current expected credit losses model for loan receivables. The Group calculates the allowance on loan receivables by using a loss-rate approach whereby the loss-rate is determined based on the expectation of future economic conditions, historical collection experience and the possibility of default.

The Group determined that the cumulative effect from the adoption of ASC 326 as of January 1, 2020 is immaterial. The Group recorded $nil, $1,464 and $1,441 allowance of loan receivables as of December 31, 2019, 2020 and 2021.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement	Shorter of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Leases

Leases

The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach.

The Group has lease contracts for offices, kindergartens, play-and-learn centers and student care centers in different cities in the PRC and Singapore under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group.

For leases with lease term less than one year (short-term leases), the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

In April 2020, the FASB issued guidance for lease concessions provided to lessees in response to the effects of COVID-19. Such guidance allows lessees to make an election not to evaluate whether a lease concession provided by a lessor should be accounted for as a lease modification, in the event the concession does not result in a substantial increase in the rights of the lessor or the obligations of the lessee. Such concessions would be recorded as negative lease expense in the period of relief. The Group has elected to apply the practical expedient. See Note 15.

Intangible assets, net

Intangible assets, net

Intangible assets with definite lives are carried at cost less accumulated amortization and impairment. The amortization of such intangible assets is recognized over the expected useful lives of the assets.

Intangible assets with indefinite lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Impairment of long-lived assets with definite lives

Impairment of long-lived assets with definite lives

Long-lived assets, including property, plant and equipment, operating lease right-of-use assets, intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets or assets group to the estimated undiscounted future cash flows expected to result from the use of the assets or asset group and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets or assets group, the Group would recognize an impairment loss based on the fair value of the assets or assets group. The Group recorded impairment loss on property, plant, and equipment and operating lease right-of-use assets of $nil, $428 and $nil during the years ended December 31, 2019, 2020 and 2021. The Group recorded impairment losses on intangible assets with definite lives of $79, $1,720 and $nil during the years ended December 31, 2019, 2020 and 2021.

Impairment of goodwill and indefinite-lived intangible assets

Impairment of goodwill and indefinite-lived intangible assets

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year

Prior to January 1, 2020, the Group performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

On January 1, 2020, the Group adopted ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. Instead, the Group performed its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount, and recognized an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit.

Goodwill is tested for impairment annually for each reporting units or more frequently if events or changes in circumstances indicate that it might be impaired. The Group performs its annual quantitative impairment assessment considering the weighting of both an income and a market approach. The income approach is based on estimated present value of future cash flows for each reporting unit carrying a goodwill balance. The market approach is based on assumptions about how market data relates to each reporting unit carrying a goodwill balance. The weighting of these two approaches is based on their individual correlation to the economics of each reporting unit carrying a goodwill balance.

When using discounted cash flow model to determine the fair value of a reporting unit, the discounted cash flow model includes a number of significant unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of the reporting units; and (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with each reporting unit's operation and the uncertainty inherent in the Group's internally developed forecast.

The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

The Group recorded impairment losses on goodwill of $337, $8,454 and $4,559 during the years ended December 31, 2019, 2020 and 2021. No impairment loss was recorded for the indefinite-lived intangible assets.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Long-term investments

The Group’s long-term investments consist of equity method investments and available-for-sale security.

(a)    Equity method investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest in common shares or in-substance common shares, the Group accounts for the investment under the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investments at cost and subsequently recognizes its proportionate share of each equity investee’s net income or loss after the date of investment into earnings and accordingly adjusts the carrying amount of the investment.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimates the fair value of the investee company using discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Group recorded $nil, $1,819 and $nil of impairment losses on its equity method investments during the years ended December 31, 2019, 2020 and 2021.

(a)    Available-for-sale securities

For investment in preferred shares which is determined to be debt securities, the Group accounts for them as long-term available-for-sale securities when they are not classified as either trading or held-to-maturity investments. Available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income (loss).

The Group reviews its investment in available-for-sale securities, for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. When assessing investments for other-than-temporary declines in value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, in determining if impairment is needed. The Group recorded $nil, $613 and $nil of impairment losses on its available-for-sale securities during the years ended December 31, 2019, 2020 and 2021.

Long-term investments	2. SIGNIFICANT ACCOUNTING POLICIES - continued
Revenue recognition

Revenue recognition

On January 1, 2018, the Group adopted ASC 606 applying the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting period beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

The Group follows five steps for its revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group generated its revenues from the following revenue sources:

(i)    Tuition fees generated from kindergarten services, play-and- learn center services and student care services

The Group provides private kindergarten services, play-and-learn centers services and students care centers services to students. Tuition fees are collected in advance and are initially recorded as deferred revenue.

Kindergarten services consist of a series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, the kindergarten services are accounted for as a single performance obligation.

Play-and-learn center services provide a different series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, play-and-learn center services are accounted for as a single performance obligation.

Student care services provide a separate series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, student care services are accounted for as a single performance obligation.

The transaction prices for kindergarten services, play-and-learn centers services and student care services are determined by the contract amount net of refund. For the kindergarten program, the students can claim certain amount of the tuition refund, upon withdrawal, if more than a certain number of classes are missed. For the play-and-learn program, students are entitled to refund, upon withdrawal, for unused portion of the prepaid course fees. For the student care services, the students can claim refund, upon withdrawal, if classes are missed due to illness. The refund amount is subject to the refund policy at each facility and the timing of the student’s withdrawal.

Revenues for the kindergarten services and student care center services are recognized on a straight line basis over the service period. Revenues for the play-and-learn centers services are recognized ratably over the course of the programs.

(ii)   Franchising fees

The Group generates revenues by franchising kindergartens and play-and-learn centers under the brand name of RYB. The Group collects from franchisees the initial franchising fees and annual franchise fee. As the initial franchising service and annual franchising service are distinct from each other, the Group identifies two performance obligations accordingly. The transaction price is allocated to each performance obligation based on a relative stand-alone selling price.

Initial franchising fees represent provision of initial set-up services which are typically received upfront and recorded as prepayments from customers. The set-up period usually begins with the site renovation or training services, whichever is earlier, to the time point when kindergartens or play-and-learn centers commence operations, which is approximately 7 or 8 months. Initial franchising fees are recognized over time throughout the set-up period.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition – continued

(ii)   Franchising fees – continued

Annual franchise fees represent supporting services provided by the Group to the franchised kindergartens or play-and-learn centers. The related annual franchise fees are received upfront and recorded as deferred revenue. Annual franchise fees are recognized over time throughout the contract terms.

(iii)   Sales of educational merchandise

The Group’s educational merchandise consists of educational toys, teaching aids, textbooks and other goods. The Group considers both franchisees and end-users as its customers. Prepayments for sales of educational merchandise is recognized as prepayments from customers. Sales of educational merchandise is accounted for as a single performance obligation, and recognized at the point of time when the control of promised goods is transferred to the customers.

(iv)   Training services

The Group provides training services to the franchised kindergartens and play-and-learn centers. The Group identified the training services as a single performance obligation, and given the trainings are usually performed during a short period of time, revenues are recognized at the point of time when training services are delivered.

(v)   Royalty fees

The Group authorizes its business partners the right to use its educational courses and relevant solutions. The royalty fees are received upfront and recorded as deferred revenue. The Group identified the royalty fees as a single performance obligation, and revenues are recognized over time throughout the contract terms.

Disaggregation of revenue

The following table presents the Group’s revenues disaggregated by revenue sources.

	Years ended December 31,
	2019	2020	2021
Net revenues:
PRC kindergartens	131,427	68,319	128,402
PRC play-and-learn centers	24,901	12,215	13,254
Singapore kindergartens, student care centers and others	19,073	25,964	31,007
Others	6,882	3,217	7,650

Total net revenues	182,283	109,715	180,313

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition – continued

Disaggregation of revenue – continued

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2019	2020	2021
Services:

Tuition fees from kindergartens, play-and-learn centers and student care centers	147,417	92,123	157,988
Franchise fees	12,269	9,065	10,140
Training and other services	6,156	1,632	4,096
Royalty fees	341	253	180
	166,183	103,073	172,404
Products:
Sale of educational merchandise	16,100	6,642	7,909
Total net revenues	182,283	109,715	180,313

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Contract liabilities

The Group’s contract liabilities consists of prepayments from customers and deferred revenue, primarily relate to the advance consideration received from customers, which include tuition fees received from customers, initial franchise fees and annual franchise fees received from franchisees, advance consideration of educational merchandise received from customers, and royalty fees received from other business partners. The amount from customers before provision of service is recognized as prepayments and when the service is provided, the advance received was recorded in deferred revenue. The prepayments from customers and deferred revenue are recognized as revenue once the criteria for revenue recognition are met.

The table below reflects the Group’s contract liabilities:

	As of December 31,
	2020	2021
Prepayments from customers, current portion	4,145	4,919
Prepayments from customers, non-current portion	4,024	1,461
Deferred revenue, current portion	34,351	27,019
Deferred revenue, non-current portion	1,726	999

The Group recognized $31,000 and $28,000 in revenue for the year ended December 31, 2021 and December 31, 2020, respectively, which related to contract liabilities that existed at December 31, 2020 and 2019, respectively. The balances as of December 31, 2020 and 2021 are expected to be recognized as revenue within one to two years.

There was no contract asset recorded as of December 31, 2020 and 2021.

Value added taxes

Value added taxes

Pursuant to the PRC tax laws, in case of any product sales, generally the value added tax (“VAT”) rate is 17% of the gross sales for general VAT payer before May 1, 2018. Some subsidiaries of the Group are deemed as general VAT payer for the sales of educational merchandise and the intercompany sales. The net VAT balance, after netting off the input VAT, is recorded as accrued expenses and other current liabilities in the Group’s consolidated financial statements.

Since May 1, 2018, the VAT rate decreased to 16% of the gross sales for general VAT payer. Therefore, VAT is calculated at 16% on the sales of educational merchandise and paid after deducting input VAT on purchases for the period of May 1, 2018 to March 31, 2019.

Since April 1, 2019, the VAT rate decreased to 13% of the gross sales for general VAT payer. Therefore, VAT is calculated at 13% on the sales of educational merchandise and paid after deducting input VAT on purchases since April 1, 2019.

Tuition fees generated from kindergarten services in the PRC are qualified for VAT exemption pursuant to a circular jointly released by the Ministry of Finance and Finance and State Administration of Taxation. Revenue generated from other services in the PRC, namely play-and-learn center services, franchise fees, royalty fees, and training services, is reported net of VAT, at a rate of 6%, collected on behalf of PRC tax authorities, except for entities who are designated as a small scale VAT payers. Small scale VAT payer is subject to VAT at a rate of 3% on play-and-learn center services and training services, which was reduced to 1% from March 1, 2020 to December 31, 2021, due to the pandemic of COVID-19.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Value added taxes - continued

Goods and Services Tax (“GST”) is a broad-based value added tax in Singapore, which is imposed on all supplies of goods and services in Singapore made by a taxable person for business purposes. GST rate is 7% of the gross sales. Singapore’s entities whose taxable turnover for the past 12 months exceeds SGD$1 million or the taxable turnover in the next 12 months to be more than SGD$1 million should be registered as GST-registered companies. For GST-registered entities, their revenue generated from kindergarten services, student care services and others, is reported net of GST collected on behalf of Singapore tax authorities. For Non-GST registered entities, they are qualified for GST exemption for all kinds of revenue.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation are measured based on the grant date fair value of the equity instrument. Share-based compensation expenses are recognized over the requisite service period based on the graded vesting attribution method with corresponding impact reflected in additional paid-in capital. When no future services are required to be performed by grantees in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Government subsidies

Government subsidies

The Group receives government subsidies at the discretion of the local government based on certain criteria in relation to the Group’s kindergarten operations. Government subsidies are recognized as liabilities when the government subsidies are received, and released to consolidated statements of operations as government subsidy income when the Group is not subject to further obligation or future refunds. For government subsidies granted to specific kindergartens to subsidize their rental and teacher training costs are recorded by offset to the cost of revenues when the conditions are met.

For the years ended December 31, 2019, 2020 and 2021, $499, $4,591 and $2,491 were recognized as government subsidy income, respectively; $6,022, $12,703 and $20,898 were recognized as reduction of cost of revenues, respectively.

Net loss per share

Net income/loss per share

Basic net income/loss per share is computed by dividing net income or loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. The share options exercisable for little to no consideration are considered as issuable ordinary shares, and therefore included in basic shares outstanding. Diluted net income/loss per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net (loss) income per share by application of the treasury stock method.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss). The Group presents the components of net income (loss), the components of other comprehensive income (loss) and total comprehensive income (loss) in two separate but consecutive statements.

Contingency

Contingency

The Group is subject to lawsuits, investigations and other claims related to the operation of its kindergartens, product, and other matters, and are required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents, term deposit and restricted cash of the Group included aggregate amounts of $23,263 and $35,967 which were denominated in RMB, at December 31, 2020 and 2021, respectively, representing 43% and 54% of the cash and cash equivalents, term deposit and restricted cash at December 31, 2020 and 2021, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, term deposits, accounts receivable, loan receivables, amounts due from related parties and prepaid expenses and other current assets. As of December 31, 2021, all of the Group’s cash and cash equivalents and term deposits were deposited in financial institutions located in the PRC, the United States of America and Singapore. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC and Singapore. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Significant risks and uncertainties - continued

There are no revenues or accounts receivable from customers which individually represent greater than 10% of the total net revenues in the three years ended December 31, 2021 or accounts receivable as of December 31, 2020 and 2021.

Recent accounting pronouncements adopted

Recent accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Income taxes (Topic 740)-Simplifying the accounting for income taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The ASU will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Group adopted the ASU on January 1, 2021, which did not have a material impact on the consolidated financial statements.

In August 2020, the FASB issued ASU No.2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity's Own Equity(Subtopic 815-40):Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity(ASU 2020-06),which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments are effective for fiscal years beginning after December 15 2021, including interim periods within those fiscal years, with early adoption permitted. The Group adopted ASU 2020-06 on January 1, 2022, and the adoption had no material impact on the Group’s consolidated financial statements.

In May 2021 the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718). and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40)to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity -classified written call options (for example warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.

In October 2021, the FASB issued ASU No.2021-08 Business Combinations (Tonic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU2021-08),which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606 Revenue from Contracts with Customers. The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments with early adoption permitted. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.